SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 12, 2012 item	Jul. 31, 2021	Jul. 31, 2012	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Nature of Operations and Basis of Presentation
Number of manufacturing plants | item	15
Stock Split
Stock split ratio		50	50
Accounts payable, book cash overdrafts						$ 1,329	$ 1,145
Total research and development costs						5,630	6,868
Contractual research and development expenses				$ 192,256	$ 183,869	251,704	274,699
Deposits						3,130	1,868
Reimbursable development contract
Stock Split
Contractual research and development expenses						3,697	2,291
Marketing, promotions and catalog
Stock Split
Advertising Expense						$ 2,692
Trade show expenses
Stock Split
Advertising Expense							$ 3,468